Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable

Note 9 – Notes Payable

On March 15, 2023, the Company completed the sale of a $200,000 Promissory Note to The John & Kristen Hinman Trust Dated February 23, 2016 (the “Hinman Note”), pursuant to the Loan Agreement between the Company and the Hinman Trust. The Hinman Note bears interest at 18% per annum, based on a 360-day year, and carried a monthly default rate of 1.5% of all outstanding principal, interest, fees and penalties. The Hinman Note matured on January 10, 2024, as amended, and was secured by the Company’s accounts receivable from Walmart before being repaid on January 2, 2024.

On May 17, 2020, the Company entered into a loan agreement with the United States Small Business Administration (the “SBA”), as lender, pursuant to the SBA’s Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business (the “EIDL Loan Agreement”) encompassing a $34,500 Promissory Note issued to the SBA (the “EIDL Note”) (together with the EIDL Loan Agreement, the “EIDL Loan”), bearing interest at 3.75% per annum. In connection with entering into the EIDL Loan, the Company also executed a security agreement, dated May 17, 2020, between the SBA and the Company pursuant to which the EIDL Loan is secured by a security interest on all of the Company’s assets. Under the EIDL Note, the Company is required to pay principal and interest payments of $169 every month beginning May 17, 2021; however, the SBA extended the repayment date to November 17, 2022. All remaining principal and accrued interest is due and payable on May 17, 2050. The EIDL Note may be repaid at any time without penalty. The principal balance of the EIDL Loan was $34,500 as of March 31, 2024 and December 31, 2023.

Notes payable consists of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023

Total notes payable	$34,500	$234,500
Less: current maturities	-	200,000
Notes payable, less current maturities	$34,500	$34,500

The Company recognized $598 and $88,485 of interest expense on notes payable for the three months ended March 31, 2024 and 2023, respectively.

Note 14 – Notes Payable

On June 12, 2023, the Company accepted subscriptions for $170,000 and issued senior secured promissory notes and stock purchase warrants to four accredited investors. Each promissory note (titled a “Subordinated Note”) accrued interest at an annual rate of 15%, of which 10% was to be paid monthly, and the remaining 5% to remain unpaid, compound annually, and was due and payable on the maturity date. Upon default, the aggregate interest rate would increase to 18% per annum. Each Subordinated Note was due and payable on the earlier of: (i) December 31, 2023, (b) the closing of a “Qualified Subsequent Financing”, and (c) the closing of an initial public offering, as amended. In the event a note was pre-paid, we were required to pay a minimum one-year of interest. The term “Qualified Subsequent Financing” means the next sale, or series of related sales, of any security in which we received $2,000,000 or more from any parties that do not currently own, directly or indirectly, any of our common stock. The Company received net proceeds of $150,000 in connection with the offering. The Subordinated Notes were a general secured obligation of the Company, subordinated to the Senior Secured Notes mentioned below. During the year ended December 31, 2023, the Subordinated Notes were repaid in full, along with $25,500 of guaranteed interest.

In addition to the Subordinated Notes, each investor received a warrant to purchase shares of our common stock at $6.00 per share, with an issuance date of July 1, 2023, and expiring ten years from the issuance date. The aggregate number of shares available for purchase under the warrants are 30,000 shares, which were amortized as a debt discount over the life of the notes. The Company is required to register the resale of the shares issuable upon exercise of the warrants with the SEC. Prior to the exercise of a warrant, the Company is required to provide the investor monthly unaudited financial statements of income, cash flows, and stockholders’ equity. The Company recorded total debt discounts of $46,090 on warrants granted to the four investors for warrants issued in consideration of the debt financing received on June 12, 2023. The debt discounts were amortized as a debt discount over the original life of the notes, resulting in $46,090 of finance costs for the year ended December 31, 2023.

On March 15, 2023, the Company completed the sale of a Note to The John & Kristen Hinman Trust Dated February 23, 2016 (the “Hinman Note”), pursuant to the Loan Agreement between the Company and the Hinman Trust. The Hinman Note bears interest at 18% per annum, based on a 360-day year, and carries a monthly default rate of 1.5% of all outstanding principal, interest, fees and penalties. The Hinman Note matured on January 10, 2024, as amended, and was secured by the Company’s accounts receivable from Walmart before being repaid in the first quarter of 2024.

On May 7, 2021, the Company accepted subscriptions for $1,000,000 and issued senior secured promissory notes and stock purchase warrants to six accredited investors (the “May 2021 Bridge Financing”). Each promissory note (titled a “Subordinated Note”) accrued interest at an annual rate of 15%, of which 10% was to be paid monthly, and the remaining 5% to remain unpaid, compound annually, and was due and payable on the maturity date. Upon default, the aggregate interest rate would increase to 18% per annum. Each Subordinated Note was due and payable on the earlier of: (i) November 30, 2022, (b) the closing of a “Qualified Subsequent Financing”, and (c) the closing of an initial public offering, as amended. In the event a note was pre-paid, we are required to pay a minimum one-year of interest. The term “Qualified Subsequent Financing” means the next sale, or series of related sales, of any security in which we received $2,000,000 or more from any parties that do not currently own, directly or indirectly, any of our common stock. The maturity dates were extended to June 30, 2023. The Company received gross proceeds of $1,000,000 in connection with the offering, and net proceeds of $890,000, after payment of $110,000 in diligence fees to Eagle Vision Ventures, Inc. (“Eagle Vision”), which was amortized as a debt discount over the original life of the notes. The Subordinated Notes were a general secured obligation of the Company, subordinated to the Senior Secured Notes mentioned below. During the year ended December 31, 2023, the Subordinated Notes were repaid in full, along with $162,413 of interest.

In addition to the Subordinated Notes issued in the May 2021 Bridge Financing, each investor received a warrant to purchase shares of our common stock at $7.10 per share, expiring ten years from the issuance date, as subsequently amended on March 7, 2022. The total number of shares available for purchase under the warrants are 154,243 shares, including 15,382 warrants issued as offering costs in connection with the Subordinated Notes, which were also amortized as a debt discount over the life of the notes. The Company is required to register the resale of the shares issuable upon exercise of the warrants with the SEC. Prior to the exercise of a warrant, the Company is required to provide the investor monthly unaudited financial statements of income, cash flows, and stockholders’ equity. The Company recorded total discounts of $176,228 on the Subordinated Notes, consisting of $110,000 of loan origination costs paid to Eagle Vision Ventures, Inc, and an aggregate $66,228 of debt discounts on warrants granted to the eight investors for warrants issued in consideration of the debt financing received on May 7, 2021, including warrants issued as offering costs to two additional parties. The debt discounts were amortized as a debt discount over the original life of the notes and were fully amortized as of December 31, 2022, resulting in $70,580 of finance costs, including $26,525 of amortized discounts attributable to the warrants for the year ended December 31, 2022. During the year ended December 31, 2023, the Subordinated Notes in the May 2021 Bridge Financing were repaid in full, along with $162,413 of interest. The principal balance of the notes payable was $1,000,000 at December 31, 2022. The Company recognized $168,151 and $149,592 of stated interest expense on the May 2021 Bridge Financing for the years ended December 31, 2023 and 2022, respectively.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

On December 8, 2020, the Company accepted subscriptions for $1,250,000 and issued senior secured promissory notes and stock purchase warrants to three accredited investors. Each promissory note (titled a “Senior Secured Note”) accrued interest at an annual rate of 15%, of which 10% was to be paid monthly, and the remaining 5% to remain unpaid, compound annually, was due and payable on the maturity date. Upon default, the aggregate interest rate would increase to 18% per annum. Each Senior Secured Note was due and payable on the earlier of: (i) November 30, 2022, (b) the closing of a “Qualified Subsequent Financing”, and (c) the closing of an initial public offering, as amended. In the event a note was pre-paid, we were required to pay a minimum one-year of interest. The term “Qualified Subsequent Financing” means the next sale, or series of related sales, of any security in which the Company received $2,000,000 or more from any parties that do not currently own, directly or indirectly, any of the Company’s common stock. The maturity dates were extended to June 30, 2023. The Company received net proceeds of $1,115,000, after payment of $135,000 in diligence fees to Eagle Vision, in connection with the offering. During the year ended December 31, 2023, the Senior Secured Notes were repaid in full, along with $235,442 of interest.

The Senior Secured Notes were a general secured obligation of the Company, senior in all respects to the liens, terms, covenants, and conditions of all existing debt of the Company, except for our loans from Small Business Administration.

In addition to the Senior Secured Notes, each investor received a warrant to purchase shares of our common stock at $2.60 per share, expiring ten years from the issuance date, as subsequently amended on March 7, 2022. The total number of shares available for purchase under the warrants are 179,396 shares, including 47,811 warrants issued as offering costs in connection with the Subordinated Notes, which were also amortized as a debt discount over the original life of the notes. The Company was required to register the shares issuable upon exercise of the warrants with the SEC. Prior to the exercise of a warrant, the Company is required to provide the investor monthly unaudited financial statements of income, cash flows, and stockholders’ equity for each such monthly period. The principal balance of the Senior Secured Notes was paid in full during the year ended December 31, 2023, and $1,250,000 was outstanding at December 31, 2022. The Company recorded total discounts of $180,196 on the Senior Secured Notes, consisting of $135,000 of loan origination costs paid to Eagle Vision Ventures, Inc, and an aggregate $45,196 of debt discounts on warrants granted to the five investors for warrants issued in consideration of the debt financing received on December 8, 2020, including warrants issued as offering costs to two additional parties. The debt discounts were amortized as a debt discount over the original life of the notes, resulting in $52,377 of finance costs, including $13,136 of amortized discounts attributable to the warrants for the year ended December 31, 2022. As of December 31, 2022, the debt discounts had been fully amortized.

On May 17, 2020, the Company entered into a loan agreement with the United States Small Business Administration (the “SBA”), as lender, pursuant to the SBA’s Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business (the “EIDL Loan Agreement”) encompassing a $34,500 Promissory Note issued to the SBA (the “EIDL Note”) (together with the EIDL Loan Agreement, the “EIDL Loan”), bearing interest at 3.75% per annum. In connection with entering into the EIDL Loan, the Company also executed a security agreement, dated May 17, 2020, between the SBA and the Company pursuant to which the EIDL Loan is secured by a security interest on all of the Company’s assets. Under the EIDL Note, the Company is required to pay principal and interest payments of $169 every month beginning May 17, 2021; however, the SBA extended the repayment date to November 17, 2022. All remaining principal and accrued interest is due and payable on May 17, 2050. The EIDL Note may be repaid at any time without penalty. The principal balance of the EIDL Loan was $34,500 as of December 31, 2023 and 2022.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Notes payable consists of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022

Total notes payable	$234,500	$2,284,500
Less: unamortized debt discounts	-	-
Notes payable	$234,500	$2,284,500
Less: current maturities	200,000	2,250,000
Notes payable, less current maturities	$34,500	$34,500

The Company recognized $260,520 and $846,536 of interest expense on notes payable for the years ended December 31, 2023 and 2022, respectively. Interest expense consisted of $214,430 of stated interest expense and $46,090 of amortized debt discounts due to warrants issued on a Subordinated Note during the year ended December 31, 2023. Interest expense consisted of $346,378 of stated interest expense and $500,158 of amortized debt discounts, including $39,661 of amortization of the debt discount on the Subordinated Notes due to warrants and $377,200 of expense related to the amendment of those warrants, during the year ended December 31, 2022.